Share capital and contributed surplus - Information related to stock option (Details)	Jun. 30, 2018 CAD ($) shares year	Jun. 30, 2017 CAD ($) shares	Jun. 30, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	8,123,475	8,819,525	7,137,125
Weighted average remaining contractual life (in years) | year	3.19
Weighted average exercise price (in CAD per share)	$ 6.41	$ 6.93	$ 6.93
Number of share options exercisable (in shares) | shares	4,297,150
Weighted average exercise price of share options exercisable (in CAD per share)	$ 6.12
$1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	655,625
Weighted average remaining contractual life (in years) | year	0.03
Weighted average exercise price (in CAD per share)	$ 2.03
Number of share options exercisable (in shares) | shares	655,625
Weighted average exercise price of share options exercisable (in CAD per share)	$ 2.03
$3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,170,000
Weighted average remaining contractual life (in years) | year	1.90
Weighted average exercise price (in CAD per share)	$ 4.43
Number of share options exercisable (in shares) | shares	870,000
Weighted average exercise price of share options exercisable (in CAD per share)	$ 4.07
$5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	4,027,100
Weighted average remaining contractual life (in years) | year	4.35
Weighted average exercise price (in CAD per share)	$ 6.57
Number of share options exercisable (in shares) | shares	1,324,900
Weighted average exercise price of share options exercisable (in CAD per share)	$ 7.00
$7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,270,750
Weighted average remaining contractual life (in years) | year	2.71
Weighted average exercise price (in CAD per share)	$ 8.40
Number of share options exercisable (in shares) | shares	1,446,625
Weighted average exercise price of share options exercisable (in CAD per share)	$ 8.40
Bottom of range | $1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	1.50
Bottom of range | $3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	3.50
Bottom of range | $5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	5.50
Bottom of range | $7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	7.50
Top of range | $1.50 - $3.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	3.49
Top of range | $3.50 - $5.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	5.49
Top of range | $5.50 - $7.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	7.49
Top of range | $7.50 - $9.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share)	$ 9.49